Cost of sales (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cost of sales.
Captain costs (B2C)	$ 13,311,654	$ 8,035,494
Captain bonuses	12,351	10,113
Captain deductions	(46,841)	(44,722)
Cost of sales	$ 13,277,164	$ 8,000,885